SIGNIFICANT ACCOUNTING POLICIES (Total Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accumulated losses on derivative instruments	$ (945)	$ (1,358)	$ (1,770)
Deferred pension items, net of taxes	(190)	(336)	(125)
Accumulated foreign currency translation differences	16,711	17,151	16,464
Total accumulated other comprehensive income, net	$ 15,576	$ 15,457	$ 14,569